Schedule of Significant Components of the Entity's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss and tax credit carryforwards	$ 59,417	$ 57,074
Depreciation, amortization and impairment of property and equipment	39	39
Stock options	250	210
Research and development credits
Right of use asset	(1)	(26)
Lease liability	1	26
Other	114
Total deferred tax assets	59,820	57,323
Valuation allowance for deferred tax assets	(59,820)	(57,323)
Net deferred tax assets